Trade and Other Payables (Details) - USD ($)				12 Months Ended
	Jun. 30, 2024	Apr. 29, 2024	Jul. 04, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Trade and Other Payables [Line Items]
Gross proceeds			$ 125,000,000
Percentage of bid price			90.00%
Commitment shares (in Shares)			122,549
Commitment fee put amount	$ 3,020,000	$ 3,020,000	$ 1,875,000
Reserve of exchange differences on translation	(4,412,219)			$ (4,412,219)	$ (3,591,785)	$ (4,950,566)
Accrued interest	$ 999,620
GEM Global Yield LLC SCS [Member]
Trade and Other Payables [Line Items]
Warrant shares (in Shares)			1,814,797	1,814,797
Exercise price, per share (in Dollars per share)			$ 10.71
Ordinary Shares [Member] | GEM Global Yield LLC SCS [Member]
Trade and Other Payables [Line Items]
Reserve of exchange differences on translation			$ 27,200,000